Retirement-Related Benefits - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	$ 7,544	$ 7,492
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(9,018)	(9,432)
Pension Plan | United States
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	4,866	4,651
Current liabilities—compensation and benefits	(116)	(117)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,137)	(1,160)
Funded status—net	3,613	3,373
Pension Plan | Non-U.S. Plans
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	2,679	2,842
Current liabilities—compensation and benefits	(407)	(362)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(5,411)	(5,766)
Funded status—net	(3,139)	(3,286)
Other Postretirement Benefits Plan | United States
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities—compensation and benefits	(254)	(218)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,965)	(2,033)
Funded status—net	(2,219)	(2,251)
Other Postretirement Benefits Plan | Non-U.S. Plans
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities—compensation and benefits	(32)	(20)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(505)	(473)
Funded status—net	$ (538)	$ (493)